GOODWILL AND INTANGIBLE ASSETS - Impairment of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
Extended forecast period	5 years
Terminal growth rate (in percent)	3.00%
Post-tax discount rate (in percent)	15.00%	20.00%
Impairment of goodwill	$ 94,108	$ 94,108
Goodwill	0	$ 94,108	$ 94,108
Impairment charges	$ 8,729